PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, comprise:

	At December 31,
	2010	2011
Buildings	$151,404,817	$187,073,104
Leasehold improvement	93,423	93,424
Plant and machinery	720,203,388	808,513,361
Motor vehicles	3,439,748	4,969,476
Office equipment	8,198,446	10,174,496
	883,339,822	1,010,823,861

Less: Accumulated depreciation	106,055,552	189,232,340
	777,284,270	821,591,521
Construction in progress	24,187,578	158,573,094
Property, plant and equipment, net	$801,471,848	$980,164,615

Construction in progress represents new production facilities under construction in Zhejiang Yuhui, Sichuan ReneSola, Sichuan Ruiyu, and Qinghai Yuhui.

Depreciation expense for the years ended December 31, 2009, 2010 and 2011 was $28,131,084, $54,205,916 and $82,730,940 respectively.

During the fourth quarter of 2011, as a result of weak market conditions and a significant decline in the Company’s market capitalization to a level lower than its net book value, the Company concluded that circumstances existed which required the Company to test certain long-lived assets for recoverability. Based on the recoverability tests performed, the Company determined that no impairment was required. No impairment charges were recognized during the years ended December 31, 2009, 2010 or 2011.